NOTE RECEIVABLE (Details Narrative) - New stonehenge limited [member] - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Apr. 28, 2023
IfrsStatementLineItems [Line Items]
[custom:LoanAndReceivables-0]	$ 5,490,000		$ 8,500,000
Interest income (expense)	$ 213,000	$ 71,000